Disposal of Guazi and conversion of Guazi Convertible Note (Details) $ / shares in Units, ¥ in Thousands, shares in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Jun. 20, 2016 USD ($)	Mar. 31, 2016 CNY (¥) shares	Mar. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage interest in Guazi transferred by the company to Guazi Purchaser in return for cash				54.40%	54.40%
Cash proceeds received by the company for return of ownership percentage in Guazi to the Guazi Purchaser				¥ 324,700	$ 50.0
Investment in Guazi Convertible Note							¥ 307,200			$ 47.3
Gain on disposal of a business	$ 12.1					¥ 79,581	765,072
Amount of the assets and liabilities, including allocated goodwill, attributable to Guazi derecognized	$ 11.9						180,400			$ 27.8
Investment In Convertible Note Converted To Shares		62.5	62.5
Investment In Convertible Note Converted To Shares Conversion Price | $ / shares			$ 0.80
Loss on Investment In Convertible Note		¥ 84,200	$ 12.9					$ 50.0
Cost Method Investments, Fair Value Disclosure | $									$ 37.1
Investment in Series A Guazi Shares [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage of non-controlling interest				45.60%	45.60%
Number of Series A convertible and redeemable preference shares of Guazi the Series A Guazi Shares at the par value of the shares purchased by the Company				38.8	38.8
Gain on disposal of a business							472,200	73.2
Fair value of investment in Series A Guazi shares							¥ 348,600	$ 53.7
Guazi Series B1 Shares [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cost Method Investments, Fair Value Disclosure		¥ 239,500							$ 37.1